SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11 – SUBSEQUENT EVENTS

On October 1, 2015, the Company received cash of $1,150,000 ($1,200,000 less $50,000 of legal fees) for the Promissory Note issued on September 24, 2015. On September 24, 2015, (the “Issuance Date”), the Company entered into a Promissory Note with a Lender whereby the Lender loaned the Company $1,200,000 in exchange for the issuance of a Promissory Note (the “Promissory Note”). The Company issued the Promissory Note with a principal amount of $1,200,000 to the Lender. The Promissory Note has a maturity date of the earlier of: (i) the date on which the Company closes a subsequent equity offering in an amount greater than the principal amount of the Promissory Note; or (ii) June 24, 2016. On its face, the Promissory Note does not accrue any interest. In the event that the Lender does not proceed with a subsequent financing, beginning on the 46th day following the Issuance Date, the Note will have a one-time interest adjustment of $180,000 on the outstanding principal of the Promissory Note. Additionally, if the Lender does not wish to proceed with a subsequent financing, the Promissory Note will also be convertible into common stock at the lower of (i) $0.0346; or (ii) a twenty percent (20%) discount to the average of the two lowest closing prices of the common stock in the five trading days prior to the date of conversion. In connection with the Promissory Note, the Company entered into a Security Agreement dated September 24, 2015 with the Lender whereby the Company agreed to grant to Lender an unconditional and continuing, first priority security interest in all of the assets and property of the Company to secure the prompt payment, performance and discharge in full of all of Company’s obligations under the Promissory Note, provided, however that in the event the Lender does not proceed with a subsequent financing, any and all security interests shall be removed.

Securities Purchase Agreement

On October 28, 2015 (the “Closing Date”), the Company entered into a securities purchase agreement dated as of the Closing Date (the “Purchase Agreement”) with Delafield Investments Limited (the “Purchaser”). The Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, the Purchaser will invest $4,000,000 (“Investment Amount”) in exchange for a Convertible Debenture (the “Debenture”) in the principal amount of $4,400,000 (the “Principal Amount”) and warrants to purchase an aggregate of 26,190,476 shares of the Company’s common stock, par value $0.001 per share, for an exercise price of $0.60 per share for a period of four (4) years from the Closing Date (the “Warrants”). Pursuant to the Purchase Agreement, on the Closing Date, the Company issued the Debenture and Warrant to the Purchaser.

Under the terms of the Purchase Agreement, the Purchaser agreed to deliver the Promissory Note entered into by the Company and Purchaser on September 24, 2015 with a principal amount of $1,200,000 (the “Prior Note”). The parties further agreed that the Prior Note was deemed cancelled upon the delivery by the Purchaser to the Company and the amount of the Prior Note is included in the Investment Amount under the Purchase Agreement.

Under the terms of the Purchase Agreement and Debenture, $2,800,000 of the Investment Amount will be deposited into a deposit control account and such amount will remain in the deposit control account pending the achievement of certain milestones by the Company and the satisfaction of certain equity conditions set forth in the Debenture. Additionally, under the Debenture, the Principal Amount will be reduced by $25,000 if the Company files a registration statement with the SEC within 30 days following the Closing Date. The Principal Amount will be reduced by an additional $25,000 if the registration statement is deemed effective within 100 days after the Closing Date.

The Purchase Agreement contains customary representations, warranties and covenants by, among and for the benefit of the parties. The Company also agreed to pay up to $50,000 of reasonable attorneys’ fees and expenses incurred by the Purchaser in connection with the transaction. The Purchase Agreement also provides for indemnification of the Purchaser and its affiliates in the event that the Purchaser incurs losses, liabilities, obligations, claims, contingencies, damages, costs and expenses related to a breach by the Company of any of its representations, warranties or covenants under the Purchase Agreement.

Debenture

The Debenture has a 10% original issue discount and matures on October 28, 2016. The Principal Amount of the Debenture accrues interest at the rate of 5% per annum, payable quarterly in cash (or if certain conditions are met, in stock at the Company’s option) on January 1, April 1, July 1 and October 1. The Debenture is convertible at any time, in whole or in part, at the Purchaser’s option into shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a conversion price equal to $0.042, which is the volume weighted average price of the Company’s Common Stock five days prior to the execution of the Debenture (subject to adjustment) (the “Conversion Price”). At any time after the effective date of the registration statement, the Purchaser has the opportunity to convert up to an aggregate of $2,090,000 of the Debenture, at one or more conversion dates, into shares of Common Stock at a conversion price equal to the VWAP of the Common Stock over the five (5) trading days prior to such Effective Date. The Purchaser option to convert at such a conversion price expires when the Purchaser converts an aggregate of $2,090,000 of the Debenture using such conversion price. If the volume weighted average price of the Company Common Stock on any trading day is less than the Conversion Price, the Purchaser may convert at a price per share equal to a twenty percent (20%) discount to the average of the two lowest closing prices during the five trading days prior to the date of conversion. At no time will the Purchaser be entitled to convert any portion of the Debenture to the extent that after such conversion, the Purchaser (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of Common Stock as of such date.

The Debenture includes customary event of default provisions, and provides for a default interest rate of 18%. Upon the occurrence of an event of default, the Purchaser may convert the Debenture into shares of Common Stock at a price per share equal to a thirty percent (30%) discount to the average volume weighted average price of the shares for the three trading days prior to conversion.

Subject to the conditions set forth in the Debenture, the Company has the right at any time to redeem some or all of the total outstanding amount then remaining under the Debenture in cash at a price equal to 125% of the total amount of the Debenture outstanding on the twentieth (20th) trading date following the date the Company delivers notice of such redemption to the Purchaser.

Warrant

The Warrants are exercisable in whole or in part, at an initial exercise price per share of $0.60, subject to adjustment. The exercise price and number of shares of the Company’s common stock issuable under the Warrants (the “Warrant Shares”) are subject to adjustments for stock dividends, splits, combinations, subsequent rights offerings and pro rata distributions. Any adjustment to the exercise price shall similarly cause the number of warrant shares to be adjusted so that the total value of the Warrants may increase. In the event that the Warrant Shares are not included in an effective registration statement, the Warrants may be exercised on a cashless basis.

Registration Rights Agreement

In connection with the execution of the Purchase Agreement, on the Closing Date, the Company and the Purchaser also entered into a registration rights agreement dated as of the Closing Date (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company has agreed to file an initial registration statement (“Registration Statement”) with the SEC to register the resale of the Common Stock into which the Debenture may be converted or the Warrant may be exercised, within 30 days following the Closing Date. The Registration Statement must also be declared effective by the 100th calendar day after the Closing Date, subject to a 20-day extension as requested by the Company and consented to by the Purchaser.

If at any time all of the shares of Common Stock underlying the Debenture or the Warrant are not covered by the initial Registration Statement, the Company has agreed to file with the SEC one or more additional Registration Statements so as to cover all of the shares of Common Stock underlying the Debenture or the Warrant not covered by such initial Registration Statement, in each case, as soon as practicable, but in no event later than the applicable filing deadline for such additional Registration Statements as provided in the Registration Rights Agreement.

Security Agreement

In connection with the Purchase Agreement, the Company entered into a Security Agreement dated as of even date therewith with the Purchaser whereby the Company agreed to grant to Purchaser an unconditional and continuing, first priority security interest in all of the assets and property of the Company to secure the prompt payment, performance and discharge in full of all of Company’s obligations under the Debentures, Warrants and the other transaction documents until ten days following the such time as the Registration Statement is declared effective by the SEC and the equity conditions set forth in the Debenture are met.

Shares issued for conversion of convertible debt

On October 1, 2015, pursuant to a conversion notice, $26,635 of principal and interest was converted at $0.012375 into 2,152,289 shares of common stock (See Note 5).

On October 7, 2015, pursuant to a conversion notice, $31,374 of principal and interest was converted at $0.012375 into 2,535,293 shares of common stock (See Note 5).

On October 13, 2015, pursuant to a conversion notice, $109,004 of principal and interest was converted at $0.012375 into 8,808,435 shares of common stock (See Note 5).

On October 13, 2015, pursuant to a conversion notice, $104,712 of principal and interest was converted at $0.012375 into 8,461,602 shares of common stock (See Note 5).

On October 15, 2015, pursuant to a conversion notice, $50,000 of principal and interest was converted at $0.01 into 5,000,000 shares of common stock (See Note 5).

Shares issued for services

On October 1, 2015, the Company entered into an agreement with a consultant to provide services over a one year period. The Company agreed to issue the consultant 1,500,000 shares of common stock and an additional 1,500,000 shares of common stock on April 1, 2016 unless the Company terminates the agreement. The Company valued the 1,500,000 shares based on the market price on the agreement date of $0.031 and will amortize the $46,500 over the one year term of the agreement.

On October 1, 2015, the Company issued 1,100,000 shares of common stock to a consultant related to above agreement.

On October 1, 2015, the Company issued 400,000 shares of common stock to a consultant related to above agreement.

On October 8, 2015, the Company issued 8,000,000 shares of common stock to a consultant related to the agreement dated on July 24, 2015 (See Note 6).

On October 16, 2015, the Company issued 4,000,000 shares of common stock to a consultant. The Company valued the 4,000,000 shares based on the market price on the issuance date of $0.0415 and will amortize the $166,000 over the six month term of the agreement.

NOTE 13 – SUBSEQUENT EVENTS

Subsequent to June 30, 2015, the Company received payment of the Secured Investor Note of $220,000 less OID of $20,000, that was issued on June 4, 2015. The Company received interest proceeds of $1,997 from the Secured Investor Note resulting in net cash proceeds of $201,997 received by the Company. The Secured Investor Note is convertible, at the option of the lender, to common stock of the Company at any time after the effective date at a price of $0.07 per share (See Note 6).

On July 14, 2015, the Company received payment of three Note Receivables of $352,500, that offset three of the Back-End Notes that were issued on May 19, 2015. Proceeds from the Note Receivables of $17,690 were paid directly to legal fees resulting in net cash proceeds of $334,810 received by the Company. As a result, these Back-End Notes are now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received (See Note 6).

On July 15, 2015, the Company paid cash of $137,915 as payment in full of a convertible promissory note dated March 12, 2015. The repayment amount included principal of $104,000, accrued interest of $2,872 and a prepayment penalty of $31,043 (See Note 6).
On August 14, 2015, pursuant to a conversion notice, $20,500 of principal and interest was converted at $0.02365 into 866,796 shares of common stock (See Note 6).

On August 14, 2015, pursuant to a conversion notice, $20,802 of principal and interest was converted at $0.02365 into 879,585 shares of common stock (See Note 6).

On August 26, 2015, pursuant to a conversion notice, $26,068 of principal and interest was converted at $0.018425 into 1,414,843 shares of common stock (See Note 6).

On August 26, 2015, the Company issued 560,000 shares of common stock to a consultant. The Company valued the 560,000 shares based on the market price on the issuance date of $0.04.

On September 1, 2015, pursuant to a conversion notice, $25,723 of principal and interest was converted at $0.018425 into 1,396,108 shares of common stock (See Note 6).

On September 4, 2015, pursuant to a conversion notice, $15,648 of principal and interest was converted at $0.018425 into 849,263 shares of common stock (See Note 6).

On September 8, 2015, the Company issued 600,000 shares of common stock to a member of the Company’s Scientific Advisory Board. The Company valued the 600,000 shares based on the market price on the issuance date of $0.0369.

On September 16, 2015, pursuant to a conversion notice, $15,687 of principal and interest was converted at $0.018975 into 826,726 shares of common stock (See Note 6).

On September 18, 2015, pursuant to a conversion notice, $15,694 of principal and interest was converted at $0.017875 into 877,969 shares of common stock (See Note 6).

On September 22, 2015, pursuant to a conversion notice, $15,638 of principal and interest was converted at $0.01716 into 911,294 shares of common stock (See Note 6).

On September 24, 2015, (the “Issuance Date”), the Company entered into a Promissory Note with a Lender whereby the Lender loaned the Company $1,200,000 in exchange for the issuance of a Promissory Note (the “Note”). The Company issued a note with a principal amount of $1,200,000 to the Lender. The debenture has a maturity date of the earlier of: (i) the date on which the Company closes a subsequent equity offering in an amount greater than the principal amount of the Note; or (ii) June 24, 2016. On its face, the Note does not accrue any interest. In the event that the Lender does not proceed with a subsequent financing, beginning on the 46th day following the Issuance Date, the Note will have a one-time interest adjustment of $180,000 on the outstanding principal of the Note. Additionally, if the Lender does not wish to proceed with a subsequent financing, the Note will also be convertible into common stock at the lower of (i) $0.0346; or (ii) a twenty percent (20%) discount to the average of the two lowest closing prices of the common stock in the five trading days prior to the date of conversion. In connection with the Note, the Company entered into a Security Agreement dated September 24, 2015 with the Lender whereby the Company agreed to grant to Lender an unconditional and continuing, first priority security interest in all of the assets and property of the Company to secure the prompt payment, performance and discharge in full of all of Company’s obligations under the Note, provided, however that in the event the Lender does not proceed with a subsequent financing, any and all security interests shall be removed.